Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020